Document and Entity Information	0 Months Ended
Oct. 04, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 04, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Oct. 04, 2013
Document Effective Date	Dec. 18, 2013
Prospectus Date	Dec. 20, 2013
Bradesco Latin American Equity Fund | Class A
Risk/Return:
Trading Symbol	BDEAX
Bradesco Latin American Equity Fund | Class C
Risk/Return:
Trading Symbol	BDECX
Bradesco Latin American Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BDEIX
Bradesco Latin American Equity Fund | Retail Class
Risk/Return:
Trading Symbol	BDERX
Bradesco Brazilian Hard Currency Bond Fund | Class A
Risk/Return:
Trading Symbol	BHCAX
Bradesco Brazilian Hard Currency Bond Fund | Class C
Risk/Return:
Trading Symbol	BHCCX
Bradesco Brazilian Hard Currency Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	BHCIX
Bradesco Brazilian Hard Currency Bond Fund | Retail Class
Risk/Return:
Trading Symbol	BHCRX